UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                      Form N-CSR

                  Certified Shareholder Report of Registered Management
                                 Investment Companies

                     Investment Company Act File Number 811-09941

                                  AMBASSADOR FUNDS
                  (exact name of registrant as specified in charter)

                              211 West Fort Street, Suite 720
                              Detroit, MI   48226
                       (address of principal executive offices)

                                  Brian T. Jeffries
                          Ambassador Capital Manegement, LLC
                          211 West Fort Street, Suite 720
                          Detroit, MI   48226
                       (name and address of agent for service)



Registrant's telephone number, including area code: (313) 961-3111

Date of fiscal year end:  July 31

Date of reporting period:  July 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later that 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CFR270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed the collection of information under the clearance requirements of 44 U.S.C. 3507.





Item 1.   Annual Report to Shareholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1).




Annual Report
July 31, 2006


AMBASSADOR
F U N D S





Ambassador Money Market Fund


Investment products:
* Are not deposits of, or guaranteed by, Ambassador
  Capital Management, L.L.C., or any of its affiliates
* Are not insured by the FDIC
* Are subject to investment risks, including the possible loss of the principal amount invested






This material must be accompanied or preceded by a prospectus.

Ambassador Money Market Fund

Table of Contents
Annual Report - July 31, 2006




Letter to Shareholders				           1

Performance Highlights				           2

Shareholder Expenses				           3

Schedule of Portfolio Investments		           4

Financial Statements				           9

Financial Highlights			                  11

Notes to Financial Statements		                  13

Report of Independent Registered Public Accounting Firm   16

Trustees and Officers			                  17

Other Information			                  18




An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Ambassador Funds
Letter to the Shareholders


					September 18, 2006

Dear Shareholder:

After four years of strong economic growth, and over two years of federal funds rate increases, the Federal Reserve has signaled a pause in rate hikes. The federal funds rate was held to 5.25% at the Federal Open Market Committee's last meeting, in June 2006.
For the trailing twelve months we have seen cash returns outperform the bond market, with three month treasury bills returning 4.01% while 30 year Treasury bonds returned a negative -11.18%.
Presently, the yield curve remains relatively flat with two year securities yielding 4.95% and thirty year securities yielding 5.07%, respectively, at July 31, 2006. Any inversion of the yield curve would probably signal a recession and the subsequent economic weakness would help motivate the Federal Reserve to ease interest rates. Our outlook is for the Federal Reserve to maintain a policy consistent with encouraging economic growth and restraining inflation.


The Ambassador Money Market Fund will continue to maintain a conservative portfolio strategy by investing in high quality investments with short average maturities. The Fund is reluctant to change course until such time as economic data supports that a Federal Reserve policy shift is in order. Our goal is to continue to meet and exceed our shareholder's expectations.



Sincerely,




/s/ Conrad W. Koski                          /s/ Brian T. Jeffries

Conrad W. Koski                              Brian T. Jeffries
Chairman				     President


<page 1>


Ambassador Funds                           Performance Highlights
Money Market Fund			            July 31, 2006

Current 7-Day Yield: 5.00%	Average Days to Maturity: 28




PERFORMANCE		      Average Annual Total Return
						        Inception
		       1 Year		5 Year	      since 8/1/2000
Ambassador	       4.16%		1.98%		  2.51%



[Mountain Graph Appears Here]

       Ambassador
Date	 Fund
7/00	10,000
8/00	10,051
9/00	10,100
10/00	10,152
11/00	10,202
12/00	10,253
1/01	10,302
2/01	10,342
3/01	10,384
4/01	10,423
5/01	10,457
6/01	10,487
7/01	10,518
8/01	10,546
9/01	10,571
10/01	10,591
11/01	10,606
12/01	10,621
1/02	10,634
2/02	10,646
3/02	10,659
4/02	10,671
5/02	10,684
6/02	10,697
7/02	10,710
8/02	10,723
9/02	10,734
10/02	10,747
11/02	10,758
12/02	10,768
1/03	10,776
2/03	10,784
3/03	10,793
4/03	10,800
5/03	10,808
6/03	10,815
7/03	10,822
8/03	10,828
9/03	10,835
10/03	10,841
11/03	10,848
12/03	10,854
1/04	10,862
2/04	10,868
3/04	10,875
4/04	10,881
5/04	10,888
6/04	10,896
7/04	10,904
8/04	10,915
9/04	10,927
10/04	10,940
11/04	10,954
12/04	10,972
1/05	10,991
2/05	11,009
3/05	11,031
4/05	11,055
5/05	11,080
6/05	11,105
7/05	11,133
8/05	11,163
9/05	11,193
10/05	11,227
11/05	11,262
12/05	11,299
1/06	11,337
2/06	11,374
3/06	11,415
4/06	11,457
5/06	11,502
6/06	11,548
7/06	11,596



The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation. Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


PORTFOLIO COMPOSITION

Certificates of Deposit	                        1.7%
U.S. Government Agency Obligations	       13.2%
Commercial Paper	                       85.4%

(A) Net Of Other Assets And Liabilities        -0.3%


<page 2>


Ambassador Funds
Money Market Fund


Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period (February 1, 2006 to July 31, 2006).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.






							       Expenses Paid
		     Beginning	            Ending             During Period*
	           Account Value         Account Value       February 1, 2006
	           February 1, 2006	 July 31, 2006	     to July 31, 2006

Actual 	             $ 1,000.00 	   $ 1,019.21 	           $ 1.76
Hypothetical
 (5% return per year
   before expenses)  $ 1,000.00 	   $ 1,023.48 	           $ 1.77



* Expenses are equal to the Fund's annualized expense ratio of 0.34%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


<page 3>


Ambassador Funds
Money Market Fund				Schedule of Portfolio Investments
					                    	    July 31, 2006




Commercial Paper - 85.4%*

							Principal
Security Description					Amount ($)	Value ($)
Aerospace/Defense- Equipment - 3.0%
United Technologies Corp. (b), 5.27%, 08/07/06		3,096,000	3,093,281
United Technologies Corp. (b), 5.25%, 08/08/06		4,000,000	3,995,917
 						 			7,089,198
Agricultural Operations - 4.1%
Cargill Global Funding PLC (b), 5.25%, 08/02/06		6,499,000	6,498,052
Cargill Global Funding PLC (b), 5.27%, 08/09/06		3,040,000	3,036,440
  									9,534,492
Banking-U.S. - 13.0%
Falcon Asset Securitization Corp. (b), 5.30%, 08/16/06	5,000,000	4,988,958
Falcon Asset Securitization Corp. (b), 5.33%, 08/21/06	5,000,000	4,985,195
Galaxy Funding, Inc. (b), 5.15%, 08/10/06		2,500,000 	2,496,781
Galaxy Funding, Inc. (b), 5.33%, 09/19/06		3,855,000	3,827,033
Galaxy Funding, Inc. (b), 5.40%, 09/22/06		1,000,000	  992,200
Galaxy Funding, Inc. (b), 5.37%, 10/25/06		2,500,000	2,468,302
Three Rivers Funding Corp. (b), 5.32%, 08/17/06		1,665,000	1,661,063
Three Rivers Funding Corp. (b), 5.30%, 08/14/06		5,000,000	4,990,431
Yorktown Capital LLC (b), 5.34%, 08/21/06		4,000,000	3,988,133
								       30,398,096
Banking-Foreign - Asian - 4.0%
Bryant Park Funding LLC (b), 5.18%, 08/10/06		3,000,000	2,996,115
Bryant Park Funding LLC (b), 5.36%, 08/23/06		4,492,000	4,477,286
Bryant Park Funding LLC (b), 5.20%, 09/15/06		2,000,000	1,987,000
						      			9,460,401
Banking-Foreign - Australian - 0.5%
Sydney Capital Corp. (b), 5.39%, 08/15/06		1,197,000	1,194,491

Banking-Foreign - Canadian - 4.5%
Fairway Finance Corp. (b), 5.26%, 08/01/06		3,402,000	3,402,000
Fairway Finance Corp. (b), 5.26%, 08/03/06 		5,000,000	4,998,539
Old Line Funding Corp. (b), 5.33%, 08/29/06   		2,067,000	2,058,431
								       10,458,970

Banking-Foreign - Denmark - 1.7%
Danske Corp. 5.26%, 08/08/06  				2,000,000  	1,997,954
Danske Corp. 5.36%, 10/26/06   				2,000,000  	1,974,391
									3,972,345

<page 4>


Ambassador Funds
Money Market Fund				Schedule of Portfolio Investments
								    July 31, 2006
Commercial Paper - 85.4%* (Continued)
							Principal
Security Description					Amount ($)	Value ($)
Banking-Foreign - French - 6.3%
Barton Capital Corp. (b), 5.25%, 08/01/06		5,000,000 	5,000,000
Barton Capital Corp. (b), 5.26%, 08/09/06		3,000,000 	2,996,493
Starbird Funding Corp. (b), 5.06%, 08/11/06		4,000,000 	3,994,378
Starbird Funding Corp. (b), 5.09%, 08/16/06		2,000,000	1,995,758
Starbird Funding Corp. (b), 5.44%, 09/26/06 		  665,000	  659,373
						 		       14,646,002
Banking-Foreign - German - 7.5%
Beethoven Funding Corp. (b), 5.35%, 08/25/06		5,000,000	4,982,167
Beethoven Funding Corp. (b), 5.34%, 08/15/06		5,000,000	4,989,617
Hannover Funding Corp. (b), 5.28%, 08/03/06		2,500,000 	2,499,267
Hannover Funding Corp. (b), 5.35%, 08/22/06		5,000,000	4,984,396
     								       17,455,447

Banking-Foreign - Netherlands - 7.8%
Atlantis One Funding Corp. (b), 5.35%, 09/28/06		1,596,000 	1,582,243
Atlantis One Funding Corp. (b), 5.32%, 09/01/06		3,400,000	3,384,424
Atlantis One Funding Corp. (b), 5.29%, 08/14/06		2,133,000 	2,128,925
Neptune Funding Corp. (b), 5.41%, 08/18/06		1,652,000	1,647,780
Windmill Funding Corp. (b), 5.37%, 09/14/06		6,000,000	5,960,620
Windmill Funding Corp. (b), 5.25%, 08/01/06		3,500,000	3,500,000
   								       18,203,992

Beverages-Non-Alcoholic - 2.1%
Coca Cola Enterprises (b), 5.21%, 08/03/06		5,000,000 	4,998,553

Conglomerate - 3.7%
Edison Asset Securitization LLC (b), 5.33%, 09/25/06	3,663,000	3,633,172
UBS Finance Delaware LLC 5.24%, 08/11/06		4,908,000       4,900,856
    									8,534,028

Construction Machinery - 1.0%
Dealers Capital Access 5.16%, 11/20/06			  337,000	  331,638
Dealers Capital Access 4.83%, 08/30/06			2,000,000	1,992,218
   						 			2,323,856

Data Processing/Mgmt - 4.3%
First Data Corp. 5.27%, 08/04/06	               10,000,000 	9,995,604

<page 5>


Ambassador Funds
Money Market Fund				Schedule of Portfolio Investments
								    July 31, 2006
Commercial Paper - 85.4%* (Continued)
							Principal
Security Description					Amount ($)	Value ($)
Finance - 10.5%
Dexia Delaware LLC 5.25%, 08/07/06			 2,700,000 	2,697,638
Galleon Capital Corp. 5.15%, 08/09/06			3,028,000 	3,024,535
ING Funding LLC 5.25%, 08/10/06				4,373,000 	4,367,260
National Rural Utilities 5.32%, 08/23/06		5,880,000 	5,860,883
National Rural Utilities 5.27%, 08/08/06		3,000,000 	2,996,926
UBS Americas, Inc. 5.28%, 08/01/06			5,570,000 	5,570,000
								       24,517,242

Food and Kindred Products - 2.1%
Nestle Capital Corp. 5.24%, 08/11/06			4,838,000  	4,830,958

Insurance - 7.1%
Autobahn Funding Co. LLC (b), 5.30%, 08/07/06		5,000,000	4,995,583
Autobahn Funding Co. LLC (b), 5.34%, 08/10/06		2,500,000	2,496,662
Autobahn Funding Co. LLC (b), 5.28%, 08/15/06		2,000,000	1,995,893
Co-Operative Assoc. of Tractor
  Dealers-B 4.78%, 08/07/06				4,000,000	3,996,813
Co-Operative Assoc. of Tractor
  Dealers-B 4.96%, 08/31/06				3,000,000	2,987,600
								       16,472,551
Retail - 2.2%
Target Corp. 5.26%, 08/21/06				5,086,000	5,071,138



TOTAL COMMERCIAL PAPER						      199,157,364

<page 6>


Ambassador Funds
Money Market Fund				Schedule of Portfolio Investments
								    July 31, 2006
U.S. Government Agency Obligations - 13.2%

							Principal
Security Description					Amount ($)	Value ($)
Federal Home Loan Bank - 6.1%
2.875%, 08/15/06					6,500,000 	6,493,448
3.875%, 12/20/06					3,815,000 	3,792,325
4.040%, 11/13/06					2,000,000 	1,991,585
5.140%, 08/11/06					2,000,000	1,997,145
								       14,274,503

Federal Home Loan Mortgage Corp. - 2.8%
5.300%, 12/05/06					3,000,000       2,944,350
5.300%, 01/19/07					3,500,000 	3,411,888
									6,356,238

Federal National Mortgage Assoc. - 4.3%
7.125%, 03/15/07					4,000,000 	4,040,063
4.934%, 08/02/06					2,064,000	2,063,717
4.961%, 09/12/06					4,000,000 	3,976,848
								       10,080,628

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS 			       30,711,369

Certificates Of Deposit - 1.7% (c)

							Principal
Security Description					Amount ($)	Value ($)
Huntington National Bank 5.47%, 09/05/06		2,000,000 	2,000,000
The Private Bank 5.35%, 09/05/06			2,000,000	2,000,000
TOTAL CERTIFICATES OF DEPOSIT						4,000,000

TOTAL INVESTMENTS - 100.3%
  (COST $233,868,733) (a) 				              233,868,733

Other Net Assets
  Less Liabilities - (0.3%)					        (715,367)


Net Assets - 100%						     $233,153,366

<page 7>


Ambassador Funds
Money Market Fund				Schedule of Portfolio Investments
								    July 31, 2006

(a)	Cost and value for federal income tax and financial
	reporting purposes are the same.
(b)	Resale of this security is exempt from registration under
	Rule 144A of the Securities Act of 1933. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.
(c)	Illiquid non-negotiable securities.
*	Rate presented indicates the effective yield at time
	of purchase.


See accompanying notes to financial statements.


<page 8>


Ambassador Funds
Money Market Fund

Statement of Assets and Liabilities

July 31, 2006

Assets:
Investments, at value
  (Cost $233,868,733)			$ 233,868,733
Cash						  671
Interest receivable			      251,827
Total Assets				  234,121,231

Liabilities:
Distribution Payable			      863,387
Accrued expenses and other liabilities:
  Advisory				       37,408
  Other					       67,070
Total Liabilities			      967,865


Net Assets	 			 $233,153,366


Composition of Net Assets:
Capital					 $233,154,298
Accumulated net realized losses from
  investment transactions			(932)
Net Assets	 			 $233,153,366


Institutional Shares:
Net Assets	 			 $233,153,366
Shares Outstanding			  233,154,298
Net Asset Value, Offering Price, and
  Redemption Price per share	 		$1.00



Statement of Operations
For the year ended July 31, 2006
Investment Income:
Interest	 			$  11,522,732

Expenses:
Advisory				      529,001
Administration				      105,800
Accounting				       36,450
Audit/Tax				       20,043
Compliance				       15,821
Custody					       49,730
Legal					       38,180
Transfer Agent				       34,376
Trustee					       31,825
Other					       40,485
  Total Expenses			      901,711

Net Investment Income			   10,621,021

Net Realized Losses from Investments:
Net realized losses from investment
  transactions					(244)

Increase in net assets
  from operations	 		  $10,620,777


See accompanying notes to financial statements.

<page 9>

Ambassador Funds
Money Market Fund

Statements of Changes in Net Assets


				    		  For the year ended
					July 31, 2006		July 31, 2005

Investment Activities:
Operations:

Net investment income			 $ 10,621,021  		$   6,101,111
Net realized gains/(losses)
  from investment transactions		        (244)			 (11)
Increase in net assets from
  operations	 			   10,620,777	    	    6,101,100

Distributions:
Net investment income
  Institutional Shares			 (10,621,021)	  	  (6,101,111)
Decrease in net assets from
  shareholder distributions	 	 (10,621,021)	  	  (6,101,111)

Capital Share Transactions:
Increase/(Decrease) in net assets
  from capital transactions	 	 (77,227,075)	  	   66,629,922
Increase/(Decrease) in net assets
  from investment activities		 (77,227,319)	  	   66,629,911

Net Assets:
Beginning of year			  310,380,685 		  243,750,774
End of year	 	       		 $233,153,366	 	 $310,380,685

Share Transactions:*
Institutional Shares:
Issued					  179,410,812		  740,446,520
Reinvested				   10,557,046		    5,482,626
Redeemed				(267,194,933)		(679,299,224)

Increase/(Decrease) in
  Institutional shares	 		 (77,227,075)  		   66,629,922

Investor Shares:**
Issued						   --		   	   --
Redeemed					   --		           --
Increase/(Decrease) in
  Investor shares	 			   0		            0
Increase/(Decrease)
  in shares				 (77,227,075)		   66,629,922







* All capital share transactions have been processed at a net asset value of $1.00 per share.
** No investor shares are outstanding at July 31, 2006 and July 31, 2005.


See accompanying notes to financial statements.

<page 10>


Ambassador Funds
Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.


					                    For the year ended

                                July 31		July 31		July 31		July 31		July 31
				  2006		  2005		  2004		  2003		  2002


Institutional Shares

Net Asset Value,
  Beginning of Period		$1.000		$1.000		$1.000	       $1.000		$1.000

Investment Activities:
Net investment income		 0.040		 0.022		 0.008		0.010		 0.018
Net realized losses
 on investments		         0.000(a)	 0.000(a)	 0.000(a)	0.000(a)	 0.000(a)
Total from investment
  activities		    	 0.040		 0.022		 0.008		0.010		 0.018

Distributions:
Net investment income	        (0.040)	   	(0.022)	   	(0.008)	       (0.010)	   	(0.018)
Total distributions	        (0.040)	   	(0.022)	  	(0.008)	       (0.010)	   	(0.018)

Net Asset Value,
  End of Period			$1.000		$1.000		$1.000	       $1.000		$1.000

Total Return		  	 4.16%		 2.11%		 0.78%		1.03%		 1.84%

Ratios/Supplementary Data:
Net assets at end
  of period (000's)	      $233,156	      $310,381	      $243,751	     $382,524	      $350,533
Ratio of expenses to
  average net assets	         0.34%		 0.33%		 0.34%	        0.41%		 0.44%
Ratio of net investment
  income to average
  net assets		         4.02%		 2.20%		 0.78%	        1.00%		 1.58%



(a) Amount less than $0.005 per share.

See accompanying notes to financial statements.

<page 11>

This Page is Intentionally Left Blank


<page 12>


Ambassador Funds
					Notes to Financial Statements
						        July 31, 2006

1.	Organization:
		The Ambassador Funds (the "Trust") was organized as a
	Delaware business trust on March 22, 2000. The 	Trust is an
	open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the "Act"). The Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the Ambassador Money Market Fund (the "Fund"). The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares.
	As of July 31, 2006, Investor Shares have not commenced operations. Capital share transactions related to the Investor Shares represents seed money only.

2.	Significant Accounting Policies:
		The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period. Actual results could differ from those estimates.

	Securities Valuation:
		Securities in the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

	Repurchase Agreements:
		The Fund may acquire repurchase agreements with
	financial institutions, such as banks and broker dealers. The
	repurchase price generally equals the price paid by the Fund
	plus interest negotiated on the	basis of current short-term rates,
	which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price
	(including accrued interest). At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least
	102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value. Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

	Security Transactions and Investment Income:
		Security transactions are recorded on the date the security is purchased or sold. Net realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

	Distributions to Shareholders:
		The Fund declares dividends from net investment income daily, and distributes these dividends monthly. Net realized capital gains for the Fund, if any, are distributed at least annually.

<page 13>


Ambassador Funds
			        Notes to Financial Statements (Cont'd)
			                                 July 31, 2006

		The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

	Federal Income Taxes:
		The Fund is a separate taxable entity for federal tax purposes. The Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

3.	Related Parties:
	Investment Adviser:
		Ambassador Capital Management, L.L.C., (the "Adviser") serves as the investment adviser to the Fund. Brian T. Jeffries, President and Chief Executive Officer, and Gregory A. Prost, Vice President, each of whom owns more than 25% of the voting securities of the Adviser, are also trustees of the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

	Administrator and Fund Accountant:
		Administration, Accounting and Compliance Expenses reported on the Statement of Operations were paid to Fund Services Group LLC ("FSG"), an affiliate of the Adviser, pursuant to agreements dated August 1,2003 and renewable annually commencing August 1, 2005. FSG is 45.5% owned by the Adviser, 45.5% owned by Monetta Financial Services, Inc. and the remaining 9% is owned by the employees of FSG. According to the terms of the agreements, the Fund will compensate FSG annually for the following services, all of which are calculated and accrued daily and paid monthly:

	Administration - 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million on net assets; 2 basis points (0.02%) on net assets in excess of $1 billion.

	Accounting - $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; 1/2 basis point (0.005%) on net assets in excess of $500 million.

	Compliance - a minimum monthly fee of $1,250.

	In addition to the fees set forth above, the Fund shall also reimburse FSG for its reasonable out-of-pocket expenses.

<page 14>


Ambassador Funds
			        Notes to Financial Statements (Cont'd)
			                                 July 31, 2006
4.	Federal Tax Information:
	The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2006 was as follows:

	Distributions paid from

	Net Investment	  Net Long Term		Total Taxable	Tax Return  Total Dividends
	Income	Capital      Gains		Distributions 	of Capital	Paid*
	$10,577,987	      __		 $10,577,987	     __	      $10,577,987

	As of July 31, 2006 the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

	Undistributed	Undistributed		     		     Accumulated      Total
	Net Investment	  Long-Term	Accumulated  Distributions   Capital and    Accumulated
	Income	        Capital Gains	  Earnings	Payable	    Other Losses**    Deficit
	$863,387	     __		  $863,387	$863,387        ($932)	      ($932)




	*Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

	**As of July 31, 2006, the Fund had $899 in net capital loss carryforwards, which are available to offset future realized gains. The losses expire between 2011 and 2014. In addition, the Fund has $33 of post-October loss deferrals.


<page 15>


Report of Independent Registered Public Accounting Firm


The Board of Trustees and the Shareholders
Ambassador Money Market Fund:

We have audited the accompanying statement of assets and liabilities of the Ambassador Money Market Fund (the Fund), including the schedule of portfolio investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for the years ending July 31, 2003 and 2002 were audited by other auditors, whose report dated September 5, 2003, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/ KPMG LLP



Chicago, Illinois
September 18, 2006


<page 16>


Ambassador Funds
Money Market Fund

The following table contains information regarding the Trustees and Officers of Ambassador Funds. Asterisks indicate those Trustees who are "interested persons", as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund's Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.


				Term of 				    Number of
				Office					    Portfolios in
				and Length				    the Fund's	   Other
		Position(s)	of Time					    Complex	   Directorships
Name, Address	Held with	Served with     Principal Occupation(s)	    Overseen	   Held by
Year of Birth	the Funds	the Funds(a)    During Past 5 Years	    by Trustee	   Trustee

TRUSTEES:

Nicholas J. 	Trustee		Since 2000      Chairman of Shorewood           1	   None
DeGrazia				        Adventures, Inc. since
PO Box 38 				        2005; Principal of Modesitt,
North Street, 				        Associates, Inc.
MI 48049				        (management consulting firm)
1943					        since 1997; Consultant of
					        Lionel, LLC from 1995-1996;
					        President and Chief Operating
					        Officer of Lionel
					        Trains, Inc. from 1990-1995.


Ronald E. Hall	Trustee		Since 2000      President, Chief Executive      1	   United
Bridgewater 				        Officer and Chairman 			   American
Interiors, LLC				        of the Board of Bridgewater 		   Healthcare
4617 West 				        Interiors, LLC, an automotive		   Corporation
Fort St.				        supplier joint venture with                since 2001.
Detroit, 				        Johnson Controls, Inc. since
MI 48209				        1998; President and Chief
1943					        Executive Officer of the
					        Michigan Minority Business
					        Development Council from
                                                1992-1998.



Brian T. 	Trustee		Since 2000	Founder and President of         1	   None
Jeffries*	President			Ambassador Capital Management,
Ambassador Capital 				L.L.C. since 1998; Shareholder
Mgmt, L.L.C.					and Portfolio Manager of Munder
211 West Fort St., 				Capital Management from
Suite 720                                       1994-1998.
Detroit, MI 48226
1965


Conrad W. 	Trustee		Since 2000	Retired 1997; President and 	 1	   None
Koski		Chairman			Chief Executive Officer of First
Ambassador Capital 				of Michigan Corporation from
Mgmt, L.L.C.					1996-1997 and Executive Vice
211 West Fort St., 				President and Chief Financial
Suite 720					Officer from 1982-1996; Officer and
Detroit, MI 48226				Trustee of Cranbrook Funds from 1984-1997.
1945


Gregory A. 	Trustee
Prost*		Vice President	Since 2000	Chief Investment Officer of 	 1	   None
Ambassador Capital 				Ambassador Capital Management,
Mgmt, L.L.C. 					L.L.C. since 2000; Shareholder
211 West Fort St., 				and Senior Portfolio Manager
Suite 720					of Munder Capital Management, Inc.
Detroit, MI 48226				from 1995-2000.
1966


OFFICERS:

Kathryn J. 	Secretary	Since 2000	Vice President and Senior Portfolio Manager
Nurre						of Ambassador Capital Management, L.L.C.
Ambassador Capital 				since 1998; Director of Short Term Investments
Mgmt, L.L.C.					of Cranbrook Capital Management, Inc. from
211 West Fort St., 				1994 to 1998.
Suite 720
Detroit, MI 48226
1954

Lynn H. 	Chief Financial
Waterloo	Officer		Since 2004	Chief Financial Officer and Treasurer, Monetta
Fund Services 	Treasurer                       Funds since 2004; Secretary, Fund Services Group,
Group, LLC				        LLC since 2003.
1776-A South
Naperville Rd.,
Suite 101
Wheaton, IL 60187
1957

(a) Term of office is indefinite. Each Trustee and Officer serves until their successor is elected.
*  Interested Trustees are employees of the Adviser.

<page 17>


Ambassador Funds
Money Market Fund
					Other Information

Factors Considered by the Independent Trustees in Renewing the Advisory
Contract

The Trust's Investment Advisory Agreement (the "Advisory Contract") with Ambassador Capital Management, LLC, for the Fund may be terminated without penalty with respect to the Fund at any time by the vote of the Trustees, by the shareholders of the Fund or by the Adviser upon 60 days' written notice. The Advisory Contract provides that it will continue in effect from year to year only so long as such continuance is approved at least annually in the manner required by the 1940 Act. The 1940 Act requires that the Board of Trustees and a majority of the Independent Trustees (collectively the "Trustees"), voting separately, annually approve the Trust's Advisory Contract with respect to the Fund. Continuation of the Advisory Contract was most recently approved by the Board of Trustees of the Fund, including the "disinterested" Trustees, at a meeting held on June 13, 2006. The Trustees, in light of the factors summarized below and the advice of counsel for the Trust, concluded that the terms of the Advisory Contract with the Trust for the Fund are fair and reasonable and that renewal of the contract will enable the Trust to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders.

In evaluating the Advisory Contract for the Fund, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Adviser, its services and the Trust. Both in meetings specifically addressed to renewal of the Advisory Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Adviser's investment and management services for the Fund under the Advisory Contract. These materials included information on (i) the investment performance of the Fund, a peer group of no-load money market funds with assets of between $100 and $600 million, selected by the Administrator from data provided by Lipper, Inc., a Reuters company (the "Lipper peer group"), with the concurrence of the Independent Trustees for this purpose, (ii) the general investment outlook in the markets in which the Fund invests, (iii) the Adviser's management of the relationships with the Trust's other service providers and (iv) the record of the Adviser's compliance with the Fund's investment policies and restrictions and the responsibilities of the Adviser's compliance personnel.

The Independent Trustees requested and the Adviser provided additional information in order to evaluate the quality of the Adviser's services and the reasonableness of the fee under the Advisory Contract. Among other items, this information included data or analyses of (1) investment performance for one year for the Fund and the Lipper peer group, (2) management fees incurred by this peer group of funds, (3) the expense ratios for the Fund and this peer group of funds, (4) the overall organization of the Adviser, (5) the Adviser's financial results and condition, including its and certain of its affiliate's profitability from services performed for the Fund, (6) investment management staffing, (7) the potential for achieving further economies of scale in light of expenses that are not incurred as fees, based on a percentage of net assets, and (8) operating expenses paid to third parties.

The following summarizes matters considered by the Trustees in connection with their renewal of the Trust's Advisory Contract for the Fund. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance.

The Trustees determined that the Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as the Trust's performance compared to both the performance of the Lipper peer group.
The Fund's performance, for the twelve months


<PAGE 18>


ended March 31, 2006, based upon total return was 8th out of 355 funds in this peer group, which placed it in the top 4% of the group. The Fund's performance for two-year and three-year periods was similarly excellent: 14th out of 341 funds for two-year performance (top 5%) and 14th out of 336 for three-year performance (top 5%). The Trustees concluded that the performance of the Trust supported the continuation of the Advisory Contract.

The Adviser's Personnel and Methods.

The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. Among other things, the Trustees considered the number, education and experience of the Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Trust invests. The Trustees concluded that the Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Advisory Contract.

Nature and Quality of Other Services.

The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Adviser. The Trustees also considered the nature and extent of the other services provided by the Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Trust well.

Management Fee and Expenses.

The Trustees considered the Adviser's fee under the Advisory Contract relative to the management fees charged by the Lipper peer group. The Trustees determined that the fee under the Advisory Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Adviser and the fees charged by the funds in the Lipper peer group. The Trustees also considered the Trust's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's total expense ratio for the 12 months ended March 31, 2006, was 0.33% of the Fund's average net assets, whereas the average and median total expense ratios for the Lipper peer group were 0.59% and 0.60%, respectively. The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds and therefore was benefiting shareholders of the Fund.

Profitability.

The Trustees considered the level of the Adviser's profits with respect to the management of the Fund. They also considered the profits realized by the Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Adviser's profits from management of the Fund bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved, that the Fund's total operating expenses were being aggressively managed by the Adviser and its affiliate, Fund Services Group, LLC, and that the profits realized by the Adviser from the advisory relationship were normal and not excessive.

Economies of Scale.

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. This consideration included an analysis of the fixed and variable expenses of the Fund and the potential for growth of total Fund assets and the impact that such growth would have on reducing the per share expenses of the Fund that were asset-based. The Trustees noted that certain fees will be subject to reduction as the Fund achieves asset levels of $300 and $500 million.


<PAGE 19>


QUARTERLY PORTFOLIO OF INVESTMENTS
A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-992-0444.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES
A money market fund generally does not invest in securities that possess voting rights. Accordingly, the Fund has not adopted policies and procedures to determine how to vote proxies relating to portfolio securities. The fund has not voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006.


<page 20>


Annual Report
July 31, 2006

Investment Adviser
Ambassador Capital Management, L.L.C.
211 West Fort Street, Suite 720
Detroit, MI 48226


Counsel
Dykema Gossett PLLC
400 Renaissance Center
Detroit, MI 48243


For Additional Information Call:
1-800-992-0444




AMBASSADOR
F U N D S

ITEM 2. CODE OF ETHICS

(a) The registrant has adopted a code of ethics (the "Code of Ethics") applicable to the Ambassador Fund's principal executive officer and principal financial officer, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) (1) Filed with the Commission, pursuant to Item 12(a)(1), a copy of its Code of Ethics that applies to the Registrant's principal executive officer and principal financial officer, or persons performong similar functions, as an axhibit to its Annual Report on this Form N-CSR.
    (2) Not applicable.
    (3) The Registrant undertakes to furnish a copy of such Code of Ethics to any person upon request, without charge, by calling 1-800-992-0444.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board Of Trustees of the Registrant has determined that the Registrant does not currently have a member serving on its audit committee that meets the definition of an "audit committee financial expert" as defined in the instructions to this Form N-CSR.

Although each member of the Registrant's audit committee has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes. The Trustees reviewed the attributes, education, and experience of each member of the Registrant's audit committee, the nature of the accounting principles applicable to the Registrant, and the Registrant's underlying internal controls and reporting mechanisms and determined that the members of the Regsitrant's audit committee, as a group, have the experience and education necessary to perform the audit committee's responsibilities, including with respect to the evaluation of the financial staements of the Registrant. In addition, the trustees determined that the audit committee has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts. The trustees also determined that each member of the Registrant's audit committee is "independent" as defined in the instructions to this Form N-CSR.


ITEM 4(a) - (d) PRINCIPAL ACCOUNTANT FEES AND SERVICES


(a) AUDIT FEES. Aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with the statutory and regulatory filings or engagements.

                  Fiscal year ended July 31, 2006 $17,875
                  Fiscal year ended July 31, 2005 $15,500

(b) AUDIT RELATED FEES. Aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above.

                  NONE

(c) TAX FEES. Aggregate fees billed for professional services rendered by the principal accountant for review of tax filings and tax advice.

                  Fiscal year ended July 31, 2006 $3,600
                  Fiscal year ended July 31, 2005 $3,600

(d)   ALL OTHER FEES.

                  NONE

(e) (1) The Registrant's audit committee has adopted an Audit Committee Charter that requires that the audit committee review the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent public accountants.

       (2) During the fiscal year ended July 31, 2006, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) Not applicable.

(g) NON-AUDIT FEES. Aggregate fees billed for ongoing services by the principal accountant to the Registrant, the Registrant's investment adviser and any entity controlled by, or under common control with the investment adviser.

                  NONE

(h) Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to open-end investment management companies.


ITEM 6.  SCHEDULE OF INVESTMENTS

The Schedule of Investments is included with the Registrant's Annual Report to Shareholders, as presented in Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors during the period covered by the Registrant's Annual Report to Shareholders, as presented in
Item 1.


Item 11. CONTROLS AND PROCEDURES

(a) Based on their evaluation of registrant's disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR270.30a-3(c)), as of a date within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer have determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including the registrant's principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There has been no change in the registrant's internal control over Financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR270.30a-3(d)) during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12.  EXHIBITS

(a)(1)  EX-99.CODE ETH - Code of Ethics

(a)(2)  EX-99.CERT    - Certification for each principal executive officer and
                        principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR270.30a-2(a), exactly as set forth below.

(a)(2)  EX-99.906CERT - Certification by the Registrant's principal executive officer and principal financial officer, pursuant to
                        Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company of 1940, the registrant has duly caused this report to be signed in its behalf by the undersigned, thereunto duly authorized.


REGISTRANT  Ambassador Funds
BY          /s/ Brian T. Jeffries, Principal Executive Officer
DATE        October 5, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company of 1940, the registrant has duly caused this report to be signed in its behalf by the undersigned, thereunto duly authorized.


REGISTRANT  AMbassador Funds
BY          /s/Lynn H. Waterloo, Principal Financial Officer
DATE        October 5, 2006